MINERAL INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
MINERAL INTERESTS
Schedule of group of claims

	December 31,	December 31,
	2025	2024
	$	$
a) The Treasure Mountain group of claims located in the Similkameen Mining Division of British Columbia	1	1

b) A Crown Grant mineral claim (Lot 1210) in the Yale Mining Division contiguous to the Treasure Mountain Claims known as the “Eureka”	1	1

c) The surface rights to Lot 1209 located in the Yale Mining Diversion of British Columbia known as the “Whynot Fraction”	1	1

d) Acquisition of 50% interest in Dominion Creek Property, located in the Cariboo Mining Diversion of British Columbia	1	1

	4	4

Schedule of exploration costs

	Years
	Ended December 31,
	2025	2024
	$	$
New Craigmont Property
Assay	81,915	16,422
Depreciation and amortization	—	13,360
Drilling and mapping	669,166	1,343,484
Field supplies and rentals	32,445	78,597
First Nations liaison consulting	15,000	17,500
Geological consulting and technical fees	410,075	561,754
Tenure lease	5,497	1,664
Exploration tax credits	—	(273,371)
Total costs incurred during the year	1,214,098	1,759,410

Schedule of stripping costs

	Years Ended December 31,
	2025	2024
	$	$
Dominion Creek Project
Depreciation and amortization	28,403	—
Field supplies and rentals	151,606	—
Geological consulting and technical fees	6,274	—
Trenching	1,121,453	—
Other exploration expense	22,826	—
Total costs incurred during the year	1,330,562	—